Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Jianbin Zhou	Father of major shareholders of the Company and one of Taizhou Suxuantang shareholders
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Schedule of amount due from a related party
	As of March 31,
	2020	2019

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$768,341	$-
Total	$768,341	$-

Schedule of amount due to related party
	As of March 31,
	2020	2019

Feng Zhou	$-	$1,542,828
Jiangsu Health Pharmaceutical Investment Co., Ltd.	-	939,521
Jianbin Zhou	-	745
Total	$-	$2,483,094